Related Party Transactions - Additional Information (Details)								1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 19, 2021 USD ($)	Dec. 15, 2020 shares	Nov. 13, 2020 USD ($) $ / shares shares	Oct. 23, 2020 shares	Oct. 01, 2020 USD ($) shares	Sep. 11, 2020 shares	Jul. 24, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 10, 2020 USD ($)
Related Party Transaction [Line Items]
Amount of loan	$ 2,000,000
Maturity date	Jan. 31, 2022
Amount advanced by related party									$ 600,000
Proceeds from sale of warrants										$ 8,900,000
Aggregate issuance of unsecured promissory note	$ 2,000,000
Proceeds from related party promissory note									$ 600,000
Initial Public Offering
Related Party Transaction [Line Items]
Sale of common stock | shares		34,500,000								34,500,000
Class F Common Stock
Related Party Transaction [Line Items]
Sale of common stock | shares										17,250,000
Stock dividends, shares | shares										6,468,750
Class A Common Stock
Related Party Transaction [Line Items]
Number of shares warrant may be converted | shares		1
Class A Common Stock | Initial Public Offering
Related Party Transaction [Line Items]
Sale of common stock | shares									34,500,000	34,500,000
Sale of common stock, value										$ 3,450
Founder Shares | Class F Common Stock
Related Party Transaction [Line Items]
Shares issued, price per share | $ / shares			$ 0.003
Outstanding shares of common stock held by the initial stockholders (as a percent)			20.00%
Founder Shares | Class A Common Stock
Related Party Transaction [Line Items]
Conversion ratio							1
Founder Shares | Sponsor | Class F Common Stock
Related Party Transaction [Line Items]
Sale of common stock | shares							17,250,000
Sale of common stock, value							$ 25,000
Shares issued, price per share | $ / shares							$ 0.001
Number of shares surrendered during period | shares			6,468,750		8,625,000
Consideration value for number of shares surrendered during period			$ 0		$ 0
Aggregate outstanding shares of common stock held by the initial stockholders | shares			8,625,000
Founder shares transferred to independent directors | shares						25,000
Stock dividends, shares | shares				6,468,750	6,468,750
Private Placement Warrants | Class A Common Stock
Related Party Transaction [Line Items]
Warrants sold, price per warrant | $ / shares								$ 11.50	$ 11.50	$ 11.50
Number of shares warrant may be converted | shares								1	1	1
Private Placement Warrants | Sponsor
Related Party Transaction [Line Items]
Number of warrants sold | shares								4,450,000	4,450,000	4,450,000
Warrants sold, price per warrant | $ / shares								$ 2.00	$ 2.00	$ 2.00
Proceeds from sale of warrants									$ 8,900,000	$ 8,900,000
Sponsor Loan | Initial Public Offering
Related Party Transaction [Line Items]
Amount of loan							$ 300,000
Amount advanced by related party							300,000
Aggregate issuance of unsecured promissory note							300,000
Proceeds from related party promissory note							$ 300,000
Administrative Services Agreement
Related Party Transaction [Line Items]
Agreed to pay to affiliate, monthly for office space, utilities and secretarial support											$ 20,000
Administrative Services Agreement | Affiliate of the Sponsor
Related Party Transaction [Line Items]
Payments to affiliate								$ 13,548	$ 60,000